Registration Nos. 333-60206
                                                                       811-04965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ X ]

         Pre-Effective Amendment No.   ___                    [   ]
         Post-Effective Amendment No.   4                     [ X ]

                                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                          [ X ]

         Amendment No.  2                                     [ X ]

                                                (Check appropriate box or boxes)


                         ALLIANZ LIFE VARIABLE ACCOUNT A
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                           (Exact Name of Registrant)


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
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                               (Name of Depositor)


                 5701 Golden Hills Drive, Minneapolis, MN 55416
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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code    (763) 765-2913
                                                     --------------

                             Stewart D. Gregg, Esq.
                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
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                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering  N/A


It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [X] on April 6, 2003 pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Parts A, B, and C were filed in Registrant's Post-Effective Amendment No. 3 to form N-6 on January 6, 2003 and are incorporated herein by reference.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 6th day of March, 2003.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT A
                                                --------------------------------
                                                                      Registrant


                            By:  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                 -----------------------------------------------
                                                                     (Depositor)


                                                        By:  \S\   Stewart Gregg
                                                        ------------------------
                                                                   Stewart Gregg
                                                                  Senior Counsel


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities on the dates indicated.

Signature                                            Title

/S/  Robert W. MacDonald*                            Chairman of the Board
------------------------
Robert W. MacDonald

/S/  Charles Kavitsky**                              President and Chief Marketing Officer
------------------------
Charles Kavitsky

/S/  Mark A. Zesbaugh*                               Chief Executive Officer and Director
---------------------
Mark A. Zesbaugh

/S/  Michael P. Sullivan*                            Director
------------------------
Michael P. Sullivan

/S/  Dr. Gerhard G. Rupprecht*                       Director
-----------------------------
Dr. Gerhard G. Rupprecht

/S/  Rev. Dennis J. Dease*                           Director
-------------------------
Rev. Dennis J. Dease

/S/  James R. Campbell*                              Director
----------------------
James R. Campbell

/S/  Robert M. Kimmitt*                              Director
----------------------
Robert M. Kimmitt

/S/  Michael Diekmann*                               Director
----------------------
Michael Diekmann

/S/  Paul M. Saffert*                                Director
--------------------
Paul M. Saffert

/S/  Gabrielle Matzdorff*                            Senior Vice President and Chief Financial Officer
------------------------
Gabrielle Matzdorff

/S/  Denise Blizil                                   Senior Vice President and Chief Administrative Officer
------------------------
Denise Blizil

*Signed pursuant to Limited Powers of Attorney filed electronically as Exhibit No. A.13. to Allianz Life Variable Account A's
Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965) and incorporated here by reference.

**Signed pursuant to Limited Powers of Attorney filed electronically as Exhibit No. B.15. to Allianz Life Variable Account B's
Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-90260/811-05618) and incorporated here by reference.


                                                        By:  \S\   Stewart Gregg
                                                        ------------------------
                                                                   Stewart Gregg
                                                                  Senior Counsel